Business Combination - Schedule of Business Combination Common Stock Shares Outstanding (Details) - shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Common stock shares outstanding		1,611,392,152	1,288,595,876
Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion		203,346,152
Series C Preferred Stock [Member]
Business Acquisition [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion		228,641,430
Series D Preferred Stock [Member]
Business Acquisition [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion		302,464,716
Series E Preferred Stock [Member]
Business Acquisition [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion		170,227,108
Old Ginkgo Common Stock [Member]
Business Acquisition [Line Items]
Conversion of Stock, Shares Issued	[1]	387,016,194
New Ginkgo Common Stock [Member]
Business Acquisition [Line Items]
Common stock shares outstanding		1,485,061,236
PIPE Investment [Member]
Business Acquisition [Line Items]
Common stock shares outstanding		193,365,636
Issuance of Series E convertible preferred stock, net of issuance costs		76,000,000
SRNG [Member]
Business Acquisition [Line Items]
Common stock shares outstanding		215,625,000
Redemption Of Common Stock		(86,725,312)
Common Stock Shares Forfeited		(11,534,052)
SRNG [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Common stock shares outstanding	[2]	117,365,636

[1]	Excludes 283,396,094 shares of Class A and Class B common stock underlying rollover equity instruments (i.e., restricted stock units and stock options) and 259,440 shares of Class A and Class B common stock underlying unvested restricted stock awards.
[2]	Includes 16,737,183 shares of Class A common stock, the Sponsor Earnout Shares, that are subject to forfeiture if certain earnout conditions are not met, as the shares are legally outstanding as of the Closing of the Business Combination.